Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Ordinary Shares

The Company’s issued and outstanding shares as of June 30, 2025 were as follows::

Name of Shareholder	Type of shares	No. of Shares As of June 30, 2025
LIANKEN ENTERPRISE LIMITED	Class B Ordinary Shares	4,376,625
TIANHUA ENTERPRISE LIMITED	Class B Ordinary Shares	3,723,750
XINGCAN ENTERPRISE LIMITED	Class B Ordinary Shares	2,255,000
WEIBO ENTERPRISE LIMITED	Class B Ordinary Shares	1,394,625
Kerui Enterprise Limited	Class B Ordinary Shares	750,000
Shares held by the public shareholders and employees	Class A Ordinary Shares	3,400,000
Total:		15,900,000